Goodwill and Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net

Note 9 - Goodwill and Intangible Assets, net

Impairment

Based on our qualitative assessment of goodwill, we determined it was necessary to perform a quantitative valuation of goodwill as of March 31, 2022. Unchanged from the year ended December 31, 2021, we determined there were two reporting units: the enterprise reporting unit which is comprised of the enterprise software offerings and the non-enterprise reporting unit which is comprised of the non-enterprise software offerings. The valuation of our goodwill was determined with the assistance of an independent valuation firm using the income approach (discounted cash flows method) and the market approach (guideline public company method). Our significant assumptions in these analyses include, but are not limited to, future cash flow projections, the weighted average cost of capital, the discount rate, the implied control premium, the terminal growth rate, and the tax rate. The Company’s estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. These estimates could be negatively affected by changes in federal, state, or local regulations or economic downturns. Future cash flow estimates are, by their nature, subjective and actual results may differ materially from the Company’s estimates. If the Company’s ongoing estimates of future cash flows are not met, the Company may have to record additional impairment charges in future periods. The Company also uses the Guideline Public Company Method, a form of the market approach (utilizing Level 3 unobservable inputs), which is derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography, and diversity of products and services. As such, we believe the current assumptions and estimates utilized are both reasonable and appropriate.

Enterprise Reporting Unit

For the three months ended March 31, 2022, no impairment to goodwill was recorded for our enterprise reporting unit as the fair value exceeded the carrying value as of March 31, 2022. To perform our analysis, we applied a 50% weighting to the market approach and 50% weighted to the income approach.

Non-Enterprise Reporting Unit

For the three months ended March 31, 2022, primarily due to a continued decline in market valuation from December 31, 2021, we recorded an impairment expense of $15.5 million related to our non-enterprise reporting unit. To perform our analysis, we applied a 25% weighting to the income approach and a 75% weighting to the market approach.

Finite-lived Intangible Assets, Net

We performed a two step impairment test for the asset groups that had indicators of impairment during the three months ended March 31, 2022 under ASC 360 and as a result of this analysis we did not identify any impairment.

Note 6 - Goodwill and Intangible Assets, Net

Goodwill

The following table reflects the changes in the carrying amount of goodwill:

Balance as of June 30, 2020	$20,254,309
Adjustments to Trellis' goodwill	(14,300)
Additions due to acquisition of Ample	25,806,518
Goodwill impairment	(4,172,000)
Balance as of December 31, 2020	$41,874,527
Additions due to acquisition of Viridian	5,408,884
Additions due to acquisition of 365 Cannabis	14,042,580
Goodwill impairment	(14,383,310)
Balance as of December 31, 2021	$46,942,681

Impairment

Based on our qualitative assessment of goodwill, we determined it was necessary to perform a quantitative valuation of goodwill as of December 31, 2021. We determined there were two reporting units: the enterprise reporting unit which is comprised of the enterprise software offerings and the non-enterprise reporting unit which is comprised of the non-enterprise software offerings. The valuation of our goodwill was determined with the assistance of an independent valuation firm using the income approach (discounted cash flows method) and the market approach (guideline public company method). Our significant assumptions in these analyses include, but are not limited to, future cash flow projections, the weighted average cost of capital, the discount rate, the implied control premium, the terminal growth rate, and the tax rate. The Company’s estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. These estimates could be negatively affected by changes in federal, state, or local regulations or economic downturns. Future cash flow estimates are, by their nature, subjective and actual results may differ materially from the Company’s estimates. If the Company’s ongoing estimates of future cash flows are not met, the Company may have to record additional impairment charges in future periods. The Company also uses the Guideline Public Company Method, a form of the market approach (utilizing Level 3 unobservable inputs), which is derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography, and diversity of products and services. As such, we believe the current assumptions and estimates utilized are both reasonable and appropriate. During the six months ended December 31, 2020, primarily as a result of delays in executing on strategic initiatives related to acquisitions completed in 2020, we recorded a $4.2 million impairment to goodwill.

Enterprise Reporting Unit

For the year ended December 31, 2021, no impairment to goodwill was recorded for our enterprise reporting unit as the fair value exceeded the carrying value as of December 31, 2021. To perform our analysis, we applied a 50% weighting to the market approach and 50% weighted to the income approach.

Non-Enterprise Reporting Unit

For the year ended December 31, 2021, primarily due to a continued decline in market valuation and a flattening in the operating results of our non-enterprise reporting unit compared to acquisition assumption, we recorded an impairment expense of $14.4 million related to our non-enterprise reporting unit. To perform our analysis, we applied a 25% weighting to the income approach and a 75% weighting to the market approach.

Finite-lived Intangible Assets, Net

We performed a two step impairment test for the asset groups that had indicators of impairment in the current year under ASC 360 and as a result of this analysis we did not identify any impairment. For the six months ended December 31, 2020, we determined that the carrying value of Solo’s developed technology and trade name exceeded it’s fair value, resulting in an impairment of $2.7 million.

Intangible assets as of December 31, 2021 consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.35	$7,138,080	$(2,815,158)	$—	$4,322,922
Acquired trade names	3.09	871,920	(286,799)	—	585,121
Customer relationships	10.18	17,510,000	(878,250)	—	16,631,750
Non-compete agreement	1.75	80,000	(10,000)	—	70,000
Total Intangible assets		$25,600,000	$(3,990,207)	$—	$21,609,793

Capitalized software - In-service	2.02	8,807,843	(4,423,887)	—	4,383,956
Capitalized software - Work in Progress	N/A	3,224,203	—	(296,483)	2,927,720
Total Capitalized Software		12,032,046	(4,423,887)	(296,483)	7,311,676
Total finite-lived intangible assets		$37,632,046	$(8,414,094)	$(296,483)	$28,921,469

Intangible assets as of December 31, 2020 consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.77	$8,220,000	$(1,434,155)	$(2,591,920)	$4,193,925
Acquired trade names	5.12	705,000	(97,676)	(123,080)	484,244
Customer relationships	13.04	2,880,000	(169,374)	—	2,710,626
Total Intangible assets		$11,805,000	$(1,701,205)	$(2,715,000)	$7,388,795

Capitalized software - In-service	1.62	4,593,512	(1,401,953)	—	3,191,559
Capitalized software - Work in Progress	N/A	734,180	—	—	734,180
Total Capitalized Software		5,327,692	(1,401,953)	—	3,925,739
Total finite-lived intangible assets		$17,132,692	$(3,103,158)	$(2,715,000)	$11,314,534

We record amortization expense associated with acquired developed technology, acquired trade names, and customer relationships. The amortization expense of all finite-lived intangible assets, which includes capitalized software was $5.6 million, $1.8 million, and $1.3 million for the year ended December 31, 2021, six months ended December 31, 2020, and year ended June 30, 2020, respectively.  The amortization expense for the year ended December 31, 2021 includes $0.3 million of capitalized software write offs.

As of December 31, 2021, expected amortization expense relating to in-service capitalized software and purchased intangible assets for each of the next five years and thereafter is as follows:

	Acquired Intangible Assets	Capitalized Software- In-service
2022	$3,445,741	$2,722,663
2023	3,131,575	1,144,351
2024	2,801,991	275,884
2025	1,973,934	110,215
2026	1,851,434	59,112
Thereafter	8,405,118	71,731
Total	$21,609,793	$4,383,956